Securitization of Personal Whole Loans (Tables) (LendingClub Crop)	9 Months Ended
Sep. 30, 2017
LendingClub Corp [Member]
Sensitivity Analysis of Fair Value, Securities and Certificates

The fair value sensitivity of the senior securities and subordinated residual certificates to adverse changes in key assumptions are as follows:

	September 30, 2017
	Asset-backed securities related to Company-sponsored securitization transactions
	Senior securities	Subordinated residual certificates
Fair value of interests held	$27,883	$5,402
Expected weighted-average life (in years)	1.1	1.5
Discount rates
100 basis point increase	$(279)	$72
200 basis point increase	$(551)	$(143)
Expected credit loss rates on underlying loans
10% adverse change	$—	$(637)
20% adverse change	$—	$(1,262)
Expected prepayment rates
10% adverse change	$—	$(114)
20% adverse change	$(1)	$(250)